Customers and Vendors	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Customers and Vendors

13. CUSTOMERS AND VENDORS

Major Customers. During 2011, our top five customers accounted for 25% of our service revenue and no single customer accounted for more than 15% of service revenue.

Major Vendors. During 2011, our top five vendors accounted for 79% of our purchases and no single vendor accounted for more than 43% of purchases.